Deferred Revenue	12 Months Ended
Feb. 28, 2023
Disclosure Of Deferred Income Text Block Abstract
DEFERRED REVENUE

18. DEFERRED REVENUE

	As of February 28
Figures in Rand thousands	2023	2022

Beginning balance	326,404	246,765
Acquisition of subsidiary	–	2,678
Amounts deferred in current financial year	353,719	355,873
Amounts released to revenue in the current financial year	(304,541)	(277,939)
Translation adjustments	20,285	(973)
Ending balance	395,867	326,404

Non-current liabilities	112,185	108,256
Current liabilities	283,682	218,148
	395,867	326,404

Majority of subscription revenues are billed monthly in advance and then recognized in revenue as the service is provided. In most situations, ownership of all telematics devices remain with the Group. For customers who have paid for the hardware fees and service upfront, revenue is deferred and recognized over 60 months and the expected term of the customer relationship respectively.

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.

	As of February 28
Figures in Rand thousands	2023	2022

Maturities analysis
– within one year	283,682	218,148
– within two to four years	107,558	103,026
– over four years	4,627	5,230
Present value of amounts received in advance	395,867	326,404